Share-Based Compensation - Additional Information (Details) ¥ in Thousands				1 Months Ended			12 Months Ended
	Nov. 12, 2020 shares	Jan. 12, 2018 shares	Mar. 09, 2015 shares	Feb. 28, 2022 CNY (¥)	Oct. 31, 2020 shares	Jun. 30, 2020 $ / shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense								¥ 41,841	¥ 58,880	¥ 101,303
Unrecognized compensation expense							¥ 60,386	¥ 60,386	¥ 102,394
Weighted-average period for unrecognized compensation expense to be recognized								2 years 3 months 25 days	2 years 11 months 26 days
Weighted average exercise price, Granted | $ / shares							¥ 0.0014
2015 Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares			59,899,375
Options vesting period			5 years
2015 Share Option Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period			2 years
2018 Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares		25,703,602
2020 Share Incentive Plan | Modification in February 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense								¥ 741	¥ 2,638
2020 Share Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares	20,521,221
Annual increase, percentage of issued and outstanding shares	2.00%
2020 Share Incentive Plan | Maximum | Modification in February 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental costs				¥ 3,750
Restricted Share Purchase Agreement With Shareholding Platform | Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense								¥ 41,854	¥ 70,678	¥ 93,911
Weighted-average period for unrecognized compensation expense to be recognized								9 months 18 days	1 year 6 months 10 days
Number of shares granted | shares					32,855,200
Weighted average exercise price, Granted | $ / shares						$ 0.0014
Unrecognized compensation costs							¥ 31,905	¥ 31,905	¥ 87,265